Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000000155 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000000155 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
C000000155 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000000155 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
C000000155 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000000155 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000000155 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000000155 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000000155 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
C000000155 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000000155 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000155 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000000155 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000155 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000155 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000155 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000155 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000155 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000000155 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000155 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000155 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000130308 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000130308 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[2]
C000130308 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000130308 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]
C000130308 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000130308 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000130308 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000130308 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[2]
C000130308 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
C000130308 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000130308 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130308 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000130308 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000130308 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000130308 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000130308 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130308 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000130308 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000130308 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130308 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000130308 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000158 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000000158 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[3]
C000000158 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000000158 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[3]
C000000158 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000000158 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000000158 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000000158 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[3]
C000000158 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
C000000158 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000000158 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000158 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000000158 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000158 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000158 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000158 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000158 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000158 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000000158 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000158 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000158 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000157 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000000157 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[4]
C000000157 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000000157 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[4]
C000000157 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000000157 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000000157 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000000157 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[4]
C000000157 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4]
C000000157 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000000157 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000157 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000000157 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000157 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000157 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000157 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000157 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000157 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000000157 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000157 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000157 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.